Schedule of Investments (unaudited) December 31, 2019	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Curtiss-Wright Corp.(a)	86,984	$12,255,176

Air Freight & Logistics — 0.8%
XPO Logistics Inc.(a)(b)	695,762	55,452,231

Airlines — 0.6%
JetBlue Airways Corp.(a)(b)	2,176,189	40,738,258

Auto Components — 2.0%
Adient PLC(b)	656,520	13,951,050
Dana Inc.	1,084,928	19,745,690
Delphi Technologies PLC	651,288	8,356,025
Goodyear Tire & Rubber Co. (The)	1,753,078	27,269,128
Lear Corp.	414,960	56,932,512
Visteon Corp.(a)(b)	61,640	5,337,408

		131,591,813

Automobiles — 0.5%
Thor Industries Inc.	416,093	30,911,549

Banks — 14.1%
Associated Banc-Corp.	1,201,127	26,472,839
BancorpSouth Bank	723,303	22,718,947
Bank of Hawaii Corp.	127,662	12,148,316
Bank OZK	911,236	27,797,254
Cathay General Bancorp.	570,793	21,718,674
Commerce Bancshares Inc.	351,799	23,901,224
Cullen/Frost Bankers Inc.	429,396	41,986,341
East West Bancorp. Inc.	1,097,728	53,459,354
First Financial Bankshares Inc.	368,953	12,950,250
First Horizon National Corp.	2,345,689	38,844,610
FNB Corp.	2,449,300	31,106,110
Fulton Financial Corp.	1,237,159	21,563,681
Hancock Whitney Corp.	657,423	28,847,721
Home BancShares Inc./AR	1,169,591	22,994,159
International Bancshares Corp.	432,470	18,626,483
PacWest Bancorp.	903,292	34,568,985
Pinnacle Financial Partners Inc.(a)	542,522	34,721,408
Prosperity Bancshares Inc.	711,622	51,158,505
Signature Bank/New York NY	406,972	55,596,445
Sterling Bancorp./DE	1,523,032	32,105,514
Synovus Financial Corp.	1,104,663	43,302,790
TCF Financial Corp.	1,156,389	54,119,005
Texas Capital Bancshares Inc.(a)(b)	379,322	21,534,110
Trustmark Corp.	484,394	16,716,437
UMB Financial Corp.	325,651	22,352,685
Umpqua Holdings Corp.	1,660,006	29,382,106
United Bankshares Inc./WV	765,345	29,588,238
Valley National Bancorp.	2,952,555	33,806,755
Webster Financial Corp.	693,742	37,018,073
Wintrust Financial Corp.	430,522	30,524,010

		931,631,029

Biotechnology — 0.4%
United Therapeutics Corp.(a)(b)	330,777	29,134,838

Building Products — 0.9%
Lennox International Inc.	89,867	21,924,852
Owens Corning	385,420	25,098,551
Resideo Technologies Inc.(a)(b)	927,527	11,065,397

		58,088,800

Security	Shares	Value

Capital Markets — 2.2%
Affiliated Managers Group Inc.	347,170	$29,419,186
Eaton Vance Corp., NVS	247,701	11,565,160
Evercore Inc., Class A	88,897	6,645,940
Federated Investors Inc., Class B	211,145	6,881,215
Interactive Brokers Group Inc., Class A(a)	578,538	26,971,442
Janus Henderson Group PLC	1,170,299	28,613,810
Legg Mason Inc.	615,066	22,087,020
Stifel Financial Corp.	262,857	15,942,277

		148,126,050

Chemicals — 3.0%
Ashland Global Holdings Inc.	454,289	34,766,737
Cabot Corp.	236,634	11,244,848
Chemours Co. (The)	1,232,478	22,295,527
Minerals Technologies Inc.(a)	262,776	15,143,781
NewMarket Corp.	19,537	9,505,141
Olin Corp.	1,203,607	20,762,221
PolyOne Corp.	579,789	21,330,437
RPM International Inc.	391,014	30,014,235
Sensient Technologies Corp.	319,003	21,082,908
Valvoline Inc.	653,601	13,993,597

		200,139,432

Commercial Services & Supplies — 1.4%
Deluxe Corp.	175,134	8,742,689
Healthcare Services Group Inc.	559,100	13,597,312
HNI Corp.	323,211	12,107,484
KAR Auction Services Inc.	970,697	21,151,488
MSA Safety Inc.	96,826	12,234,933
Stericycle Inc.(a)(b)	384,679	24,546,367

		92,380,273

Communications Equipment — 0.9%
Ciena Corp.(a)(b)	443,120	18,916,793
InterDigital Inc.	234,899	12,799,646
NetScout Systems Inc.(a)(b)	497,083	11,964,788
ViaSat Inc.(a)(b)	213,026	15,592,438

		59,273,665

Construction & Engineering — 1.7%
AECOM(a)(b)	1,184,122	51,071,182
Dycom Industries Inc.(a)(b)	238,025	11,222,879
EMCOR Group Inc.	228,826	19,747,684
Fluor Corp.	1,056,638	19,949,325
Valmont Industries Inc.	87,693	13,134,657

		115,125,727

Consumer Finance — 0.8%
FirstCash Inc.	112,946	9,106,836
Green Dot Corp., Class A(b)	358,527	8,353,679
Navient Corp.	1,466,245	20,058,232
SLM Corp.	1,591,852	14,183,401

		51,702,148

Containers & Packaging — 1.5%
AptarGroup Inc.	192,754	22,286,217
Greif Inc., Class A, NVS	198,579	8,777,192
O-I Glass Inc.	1,173,787	14,003,279
Silgan Holdings Inc.	234,922	7,301,376
Sonoco Products Co.	754,543	46,570,394

		98,938,458

Diversified Consumer Services — 1.6%
Adtalem Global Education Inc.(b)	407,204	14,239,924
Graham Holdings Co., Class B	32,791	20,953,121

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
Grand Canyon Education Inc.(b)	363,750	$34,843,613
Service Corp. International/U.S.	675,135	31,076,464
WW International Inc.(a)(b)	169,181	6,464,406

		107,577,528

Diversified Financial Services — 0.6%
Jefferies Financial Group Inc.	1,898,784	40,577,014

Electric Utilities — 2.4%
ALLETE Inc.	389,476	31,613,767
Hawaiian Electric Industries Inc.	427,151	20,016,296
IDACORP Inc.	208,942	22,315,005
OGE Energy Corp.	1,508,936	67,102,384
PNM Resources Inc.	300,258	15,226,083

		156,273,535

Electrical Equipment — 1.8%
Acuity Brands Inc.(a)	298,680	41,217,840
EnerSys(a)	318,754	23,852,362
nVent Electric PLC	1,173,056	30,006,772
Regal Beloit Corp.	308,623	26,421,215

		121,498,189

Electronic Equipment, Instruments & Components — 3.8%
Arrow Electronics Inc.(b)	614,227	52,049,596
Avnet Inc.	761,056	32,299,217
Belden Inc.(a)	291,265	16,019,575
II-VI Inc.(a)(b)	657,431	22,135,702
Littelfuse Inc.	67,994	13,007,252
National Instruments Corp.	471,242	19,952,386
SYNNEX Corp.	308,005	39,671,044
Tech Data Corp.(b)	267,173	38,366,043
Vishay Intertechnology Inc.	997,645	21,239,862

		254,740,677

Energy Equipment & Services — 1.1%
Apergy Corp.(a)(b)	583,897	19,724,041
Core Laboratories NV	204,577	7,706,415
Patterson-UTI Energy Inc.	1,466,564	15,398,922
Transocean Ltd.(a)(b)	4,335,510	29,828,309

		72,657,687

Entertainment — 0.6%
Cinemark Holdings Inc.	803,598	27,201,793
World Wrestling Entertainment Inc., Class A	154,206	10,003,343

		37,205,136

Equity Real Estate Investment Trusts (REITs) — 12.2%
Alexander & Baldwin Inc.	293,789	6,157,817
American Campus Communities Inc.	538,598	25,330,264
Brixmor Property Group Inc.	987,878	21,348,044
Camden Property Trust	328,465	34,850,136
CoreCivic Inc.	897,771	15,603,260
Corporate Office Properties Trust	454,219	13,344,954
CyrusOne Inc.	298,995	19,563,243
Diversified Healthcare Trust	1,794,333	15,144,170
Douglas Emmett Inc.	459,718	20,181,620
EPR Properties	331,195	23,395,615
First Industrial Realty Trust Inc.	325,597	13,515,531
GEO Group Inc. (The)	914,264	15,185,925
Healthcare Realty Trust Inc.	544,378	18,165,894
Highwoods Properties Inc.	391,014	19,124,495
JBG SMITH Properties	889,729	35,491,290
Kilroy Realty Corp.	294,341	24,695,210
Lamar Advertising Co., Class A	253,105	22,592,152

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Liberty Property Trust	499,503	$29,995,155
Life Storage Inc.	137,179	14,853,742
Macerich Co. (The)	830,593	22,359,564
Mack-Cali Realty Corp.	682,600	15,788,538
Medical Properties Trust Inc.	3,900,487	82,339,281
National Retail Properties Inc.	582,216	31,218,422
Omega Healthcare Investors Inc.	905,893	38,364,569
Park Hotels & Resorts Inc.	1,804,510	46,682,674
Pebblebrook Hotel Trust	984,725	26,400,477
PotlatchDeltic Corp.	273,994	11,855,720
Rayonier Inc.	565,365	18,521,357
Sabra Health Care REIT Inc.	1,460,120	31,158,961
Service Properties Trust	1,240,499	30,181,341
Spirit Realty Capital Inc.	436,026	21,443,759
Tanger Factory Outlet Centers Inc.(a)	697,280	10,270,934
Taubman Centers Inc.	264,083	8,210,340
Urban Edge Properties	470,255	9,019,491
Weingarten Realty Investors	510,578	15,950,457

		808,304,402

Food & Staples Retailing — 0.6%
BJ’s Wholesale Club Holdings Inc.(a)(b)	920,899	20,941,243
Sprouts Farmers Market Inc.(b)	890,537	17,231,891

		38,173,134

Food Products — 2.5%
Flowers Foods Inc.	1,450,906	31,542,696
Hain Celestial Group Inc. (The)(a)(b)	605,618	15,718,815
Ingredion Inc.	503,270	46,778,947
Lancaster Colony Corp.	76,170	12,194,817
Pilgrim’s Pride Corp.(a)(b)	143,637	4,699,085
Post Holdings Inc.(b)	270,547	29,516,678
Tootsie Roll Industries Inc.	69,939	2,387,717
TreeHouse Foods Inc.(a)(b)	423,736	20,551,196

		163,389,951

Gas Utilities — 3.3%
National Fuel Gas Co.	650,722	30,284,602
New Jersey Resources Corp.	719,906	32,086,210
ONE Gas Inc.	198,767	18,598,628
Southwest Gas Holdings Inc.	411,773	31,282,395
Spire Inc.	384,267	32,013,284
UGI Corp.	1,575,535	71,151,161

		215,416,280

Health Care Equipment & Supplies — 1.3%
Avanos Medical Inc.(a)(b)	361,741	12,190,672
Cantel Medical Corp.(a)	124,690	8,840,521
Haemonetics Corp.(b)	137,730	15,825,177
Hill-Rom Holdings Inc.	226,465	25,710,571
LivaNova PLC(b)	178,898	13,494,276
NuVasive Inc.(a)(b)	137,661	10,646,702

		86,707,919

Health Care Providers & Services — 2.5%
Acadia Healthcare Co. Inc.(a)(b)	667,645	22,179,167
Encompass Health Corp.	393,923	27,287,046
MEDNAX Inc.(a)(b)	388,415	10,794,053
Molina Healthcare Inc.(a)(b)	472,635	64,131,843
Patterson Companies Inc.	649,931	13,310,587
Tenet Healthcare Corp.(b)	783,165	29,783,765

		167,486,461

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology — 0.2%
Allscripts Healthcare Solutions Inc.(a)(b)	1,225,470	$12,027,988

Hotels, Restaurants & Leisure — 2.2%
Brinker International Inc.	282,087	11,847,654
Cheesecake Factory Inc. (The)	309,933	12,043,996
Cracker Barrel Old Country Store Inc.	181,506	27,904,732
Jack in the Box Inc.	91,398	7,131,786
Papa John’s International Inc.	60,601	3,826,953
Penn National Gaming Inc.(a)(b)	821,332	20,993,246
Six Flags Entertainment Corp.	296,478	13,374,123
Texas Roadhouse Inc.	241,140	13,581,005
Wendy’s Co. (The)	583,182	12,952,472
Wyndham Destinations Inc.	389,727	20,144,989

		143,800,956

Household Durables — 0.9%
Helen of Troy Ltd.(a)(b)	77,811	13,989,640
KB Home	349,194	11,966,878
Toll Brothers Inc.	486,938	19,238,921
TRI Pointe Group Inc.(a)(b)	1,049,583	16,352,503

		61,547,942

Insurance — 7.2%
Alleghany Corp.(b)	54,019	43,191,972
American Financial Group Inc./OH	564,394	61,885,802
Brighthouse Financial Inc.(a)(b)	823,637	32,311,280
CNO Financial Group Inc.	1,139,300	20,655,509
First American Financial Corp.	846,794	49,385,026
Genworth Financial Inc., Class A(a)(b)	3,794,005	16,693,622
Hanover Insurance Group Inc. (The)	296,939	40,582,653
Kemper Corp.	472,245	36,598,988
Mercury General Corp.	204,956	9,987,506
Old Republic International Corp.	2,151,025	48,118,429
Reinsurance Group of America Inc.	471,965	76,958,613
RLI Corp.	111,558	10,042,451
Selective Insurance Group Inc.	447,775	29,190,452

		475,602,303

Interactive Media & Services — 0.4%
TripAdvisor Inc.	792,033	24,061,963

Internet & Direct Marketing Retail — 0.2%
Grubhub Inc.(b)	303,401	14,757,425

IT Services — 1.3%
CoreLogic Inc.(b)	329,813	14,416,126
LiveRamp Holdings Inc.(a)(b)	306,269	14,722,351
MAXIMUS Inc.	217,025	16,144,490
Sabre Corp.	1,073,574	24,091,001
Science Applications International Corp.	203,422	17,701,782

		87,075,750

Leisure Products — 0.8%
Brunswick Corp./DE	313,603	18,809,908
Mattel Inc.(a)(b)	2,613,554	35,413,657

		54,223,565

Life Sciences Tools & Services — 0.3%
Bio-Rad Laboratories Inc., Class A(a)(b)	45,606	16,875,588

Machinery — 2.6%
AGCO Corp.	222,362	17,177,464
Colfax Corp.(a)(b)	346,995	12,623,678
Crane Co.	384,306	33,196,352
Donaldson Co. Inc.	343,448	19,789,474

Security	Shares	Value

Machinery (continued)
ITT Inc.	218,159	$16,124,132
Kennametal Inc.	624,580	23,040,756
Oshkosh Corp.	210,337	19,908,397
Terex Corp.	494,600	14,729,188
Trinity Industries Inc.	739,844	16,387,545

		172,976,986

Marine — 0.3%
Kirby Corp.(a)(b)	216,904	19,419,415

Media — 1.2%
AMC Networks Inc., Class A(a)(b)	332,507	13,134,026
John Wiley & Sons Inc., Class A	329,775	16,000,683
Meredith Corp.	303,803	9,864,483
New York Times Co. (The), Class A	368,934	11,868,607
TEGNA Inc.	1,635,033	27,288,701

		78,156,500

Metals & Mining — 1.5%
Allegheny Technologies Inc.(b)	485,895	10,038,591
Carpenter Technology Corp.	162,515	8,089,997
Commercial Metals Co.	894,389	19,918,043
Compass Minerals International Inc.	72,298	4,407,286
Steel Dynamics Inc.	828,285	28,194,821
U.S. Steel Corp.(a)	1,282,223	14,630,164
Worthington Industries Inc.	278,611	11,751,812

		97,030,714

Multi-Utilities — 1.1%
Black Hills Corp.	245,519	19,283,062
MDU Resources Group Inc.	876,092	26,028,694
NorthWestern Corp.	380,272	27,254,094

		72,565,850

Multiline Retail — 0.3%
Dillard’s Inc., Class A(a)	74,887	5,502,697
Ollie’s Bargain Outlet Holdings Inc.(b)	181,624	11,861,863

		17,364,560

Oil, Gas & Consumable Fuels — 2.1%
Antero Midstream Corp.	2,238,934	16,993,509
Chesapeake Energy Corp.(a)(b)	8,880,265	7,331,547
CNX Resources Corp.(a)(b)	1,408,220	12,462,747
EQT Corp.	1,927,049	21,004,834
Equitrans Midstream Corp.	1,536,218	20,523,872
Murphy Oil Corp.	619,271	16,596,463
PBF Energy Inc., Class A	767,881	24,088,427
World Fuel Services Corp.	492,928	21,402,934

		140,404,333

Paper & Forest Products — 0.4%
Domtar Corp.	431,727	16,509,241
Louisiana-Pacific Corp.	249,087	7,390,411

		23,899,652

Personal Products — 0.4%
Edgewell Personal Care Co.(b)	409,049	12,664,157
Nu Skin Enterprises Inc., Class A	418,716	17,158,982

		29,823,139

Pharmaceuticals — 0.5%
Nektar Therapeutics(a)(b)	901,754	19,464,360
Prestige Consumer Healthcare Inc.(a)(b)	378,668	15,336,054

		34,800,414

Professional Services — 1.0%
ASGN Inc.(a)(b)	155,490	11,035,125

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Insperity Inc.	124,945	$10,750,268
ManpowerGroup Inc.	444,684	43,178,817

		64,964,210

Real Estate Management & Development — 0.5%
Jones Lang LaSalle Inc.	202,006	35,167,225

Road & Rail — 0.8%
Avis Budget Group Inc.(a)(b)	428,716	13,821,804
Landstar System Inc.(a)	95,374	10,860,237
Ryder System Inc.	401,718	21,817,305
Werner Enterprises Inc.(a)	181,351	6,599,363

		53,098,709

Semiconductors & Semiconductor Equipment — 1.3%
Cree Inc.(a)(b)	811,923	37,470,246
First Solar Inc.(a)(b)	572,085	32,013,877
Semtech Corp.(b)	244,914	12,955,951
Synaptics Inc.(a)(b)	98,960	6,508,599

		88,948,673

Software — 1.5%
CDK Global Inc.	356,890	19,514,745
Ceridian HCM Holding Inc.(a)(b)	303,888	20,627,917
CommVault Systems Inc.(b)	162,487	7,253,420
LogMeIn Inc.	132,681	11,376,069
PTC Inc.(b)	376,096	28,165,829
Teradata Corp.(b)	517,619	13,856,661

		100,794,641

Specialty Retail — 2.5%
Aaron’s Inc.(a)	217,907	12,444,669
American Eagle Outfitters Inc.	1,197,232	17,599,310
AutoNation Inc.(a)(b)	443,840	21,583,939
Bed Bath & Beyond Inc.(a)	954,060	16,505,238
Dick’s Sporting Goods Inc.	479,390	23,725,011
Foot Locker Inc.	806,865	31,459,666
Sally Beauty Holdings Inc.(a)(b)	876,871	16,002,896
Urban Outfitters Inc.(a)(b)	531,902	14,770,919
Williams-Sonoma Inc.	181,498	13,329,213

		167,420,861

Technology Hardware, Storage & Peripherals — 0.3%
NCR Corp.(a)(b)	548,257	19,276,716

Textiles, Apparel & Luxury Goods — 0.3%
Carter’s Inc.	123,209	13,471,672
Columbia Sportswear Co.	83,483	8,364,162

		21,835,834

Security	Shares	Value

Thrifts & Mortgage Finance — 0.4%
New York Community Bancorp. Inc.	1,761,457	$21,172,713
Washington Federal Inc.	219,382	8,040,350

		29,213,063

Trading Companies & Distributors — 1.2%
GATX Corp.	264,852	21,942,988
MSC Industrial Direct Co. Inc., Class A	339,551	26,644,567
NOW Inc.(a)(b)	822,482	9,244,698
Watsco Inc.	120,590	21,724,288

		79,556,541

Water Utilities — 0.5%
Aqua America Inc.	732,159	34,367,543

Wireless Telecommunication Services — 0.3%
Telephone & Data Systems Inc.	737,245	18,748,140

Total Common Stocks — 99.8% (Cost: $6,166,820,234)		6,615,304,559

Short-Term Investments

Money Market Funds — 5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	348,475,734	348,615,124
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	16,014,868	16,014,868

		364,629,992

Total Short-Term Investments — 5.5% (Cost: $364,541,413)		364,629,992

Total Investments in Securities — 105.3% (Cost: $6,531,361,647)		6,979,934,551

Other Assets, Less Liabilities — (5.3)%		(352,030,788)

Net Assets — 100.0%		$6,627,903,763

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P Mid-Cap 400 Value ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	286,662,983	61,812,751	348,475,734	$348,615,124	$1,605,453	(a)	$(1,950)	$4,126
BlackRock Cash Funds: Treasury, SL Agency Shares	8,018,310	7,996,558	16,014,868	16,014,868	162,306		—	—
				$364,629,992	$1,767,759		$(1,950)	$4,126

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini	57	03/20/20	$11,769	$142,782

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,615,304,559	$—	$—	$6,615,304,559
Money Market Funds	364,629,992	—	—	364,629,992

	$6,979,934,551	$—	$—	$6,979,934,551

Derivative financial instruments(a)
Assets
Futures Contracts	$142,782	$—	$—	$142,782

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares